Loans from banks and other financial institutions (Narrative) (Details) $ in Thousands, ₪ in Millions		1 Months Ended
	Jul. 06, 2021 USD ($)	Dec. 30, 2020 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current portion of non-current borrowings				$ 165,627		$ 61,822
Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	$ 74
Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility					$ 43
Solar Projects In Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Non Recurring Expense | ₪		₪ 67.6
Israeli Banking Corporations [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of NIS interest rate	1.70%
Percentage of USD interest rate	2.00%
Israeli Banking Corporations [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Percentage of NIS interest rate	1.80%
Percentage of USD interest rate	2.20%
Israeli Banking Corporations [Member] | Bank Hapoalim Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	$ 250
Equity Returned	$ 1,000,000
Percentage net financial debt ratio not exceed	70.00%
Percentage of equity to balance sheet will not fail below	20.00%
Percentage of cumulative limit of breaches	1.25%
Israeli Banking Corporations [Member] | Bank Leumi Le Israel Ltd [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	$ 150
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility			₪ 356.0	$ 101,000